APPLICATION OF NEW AND AMENDMENTS TO INTERNATIONAL FINANCIAL REPORTING STANDARDS - IFRS 16 Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure Of Assets And Liabilities At Date Of Initial Application Of IFRS 16 [Line Items]
Right-of-use assets	$ 48,553		$ 34,743
Lease liabilities	$ 48,604		$ 34,377
Application of IFRS 16
Disclosure Of Assets And Liabilities At Date Of Initial Application Of IFRS 16 [Line Items]
Right-of-use assets		$ 34,743
Lease liabilities		$ 34,377
Weighted average incremental borrowing rate for lease		2.76%